Segment information (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Property, plant and equipment and intangible assets	R$ 34,500,872	R$ 32,489,107
Reporting segments
Disclosure of operating segments [line items]
Property, plant and equipment and intangible assets	33,947,217	31,962,748
Reporting segments | Chemicals
Disclosure of operating segments [line items]
Property, plant and equipment and intangible assets	10,916,874	11,136,125
Reporting segments | Polyolefins
Disclosure of operating segments [line items]
Property, plant and equipment and intangible assets	4,985,337	5,072,162
Reporting segments | Vinyls
Disclosure of operating segments [line items]
Property, plant and equipment and intangible assets	2,334,270	2,433,882
Reporting segments | USA and Europe
Disclosure of operating segments [line items]
Property, plant and equipment and intangible assets	3,875,566	2,587,302
Reporting segments | Mexico
Disclosure of operating segments [line items]
Property, plant and equipment and intangible assets	11,835,170	10,733,277
Unallocated amounts
Disclosure of operating segments [line items]
Property, plant and equipment and intangible assets	R$ 553,655	R$ 526,359